Segment Information (Revenue And Income (Loss) Before Income Taxes For Each Segment) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenue And Loss Income Before Income Taxes [Line Items]
Earned premiums									$ 1,082.0		$ 1,211.6		$ 1,414.9
Net investment income									125.8	[1]	133.6	[2]	145.5
Fee income, net									1.4		2.5		1.1
Segment (loss) income before income taxes									(80.9)		103.5		188.0
Net realized investment and other gains (losses)									49.2		36.8		(16.7)
Total revenue	318.6	306.2	336.4	297.2	316.5	333.3	362.4	372.3	1,258.4		1,384.5		1,544.8
Total (loss) income before income taxes	8.1	(4.0)	30.7	(96.7)	15.7	33.2	34.3	38.7	(61.9)		121.9		139.1
Excess And Surplus Lines [Member]
Revenue And Loss Income Before Income Taxes [Line Items]
Earned premiums									405.3		489.7		537.0
Net investment income									56.0		58.6		62.8
Segment (loss) income before income taxes									65.9		64.6		61.6
Commercial Specialty [Member]
Revenue And Loss Income Before Income Taxes [Line Items]
Earned premiums									316.7		332.8		364.0
Net investment income									27.7		29.8		29.3
Segment (loss) income before income taxes									(3.6)		32.2		46.6
International Specialty [Member]
Revenue And Loss Income Before Income Taxes [Line Items]
Earned premiums									101.3		100.3		87.7
Net investment income									10.9		8.4		8.5
Segment (loss) income before income taxes									(70.9)		33.1		50.3
Syndicate 1200 [Member]
Revenue And Loss Income Before Income Taxes [Line Items]
Earned premiums									259.3		290.1		424.1
Net investment income									17.2		14.2		11.5
Segment (loss) income before income taxes									(67.0)		(30.8)		23.1
Run-Off Lines [Member]
Revenue And Loss Income Before Income Taxes [Line Items]
Earned premiums									(0.6)		(1.3)		2.1
Net investment income									13.3		17.2		22.6
Segment (loss) income before income taxes									(5.3)		4.4		6.4
Corporate And Other [Member]
Revenue And Loss Income Before Income Taxes [Line Items]
Net investment income									0.7		5.4		10.8
Net realized investment and other gains (losses)									$ (30.2)		$ (18.4)		$ (32.2)

[1]	Included in net investment income for Argo Group parent is intercompany dividend activity of $100.0 million
[2]	Included in net investment income for Argo Group parent is intercompany dividend activity of $0.0 million